Cover	Jul. 27, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 27, 2022
Entity Registrant Name	ADDVANTAGE TECHNOLOGIES GROUP, INC.
Entity Incorporation, State or Country Code	OK
Entity File Number	1-10799
Entity Tax Identification Number	73-1351610
Entity Address, Address Line One	1430 Bradley Lane
Entity Address, Address Line Two	Suite 196
Entity Address, City or Town	Carrollton
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75007
City Area Code	918
Local Phone Number	251-9121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0000874292
Amendment Flag	false
Title of 12(b) Security	Common stock, par value $0.01
Trading Symbol	AEY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false